Concentration Risks (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Cash and cash equivalents	220,794	548,484	366,639	$ 330,411
Number of financial institutions keeping cash and bank deposits	27	22
Maximum percentage of total cash held in any single institution	25.00%	32.00%
Currencies other than RMB [Member] | Mainland China [Member]
Concentration Risk [Line Items]
Cash and cash equivalents	1,200	4
Revenues, Net [Member] | Product Concentration Risk, Tian Long Ba Bu, MMORPG [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	55.00%	64.00%	68.00%
Revenues, Net [Member] | Geographic Concentration Risk, Domestic [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	91.00%	91.00%	95.00%